                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     JUNE 30, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement
                                        / / adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         BVF Inc.
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   Address:      227 West Monroe Street, Suite 4800
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                 Chicago, Illinois  60606
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Form 13F File Number: 28-6800
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark N. Lampert
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Title:        President
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Phone:        (312) 263-7777
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Signature, Place and Date of Signing:

     /s/ Mark N. Lampert       San Francisco, California     08/14/03
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         [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

                             FORM 13F SUMMARY PAGE

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Report Summary:


Number of Other Included Managers:               1
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Form 13F Information Table Entry Total:          33
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Form 13F Information Table Value Total:        222,529
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                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.       Form 13F File Number           Name
     1              28-6770                  BVF Partners L.P.
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                      FORM 13F INFORMATION TABLE

                                                                                                                    (SEC USE ONLY)

                                           Name of Reporting Manager: BVF Inc.
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      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE       SHRS    SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)     PRN     PRN  CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- --------   --------- ---  ---- ------------ ---------- ------ -------- ------
Aclara Biosciences, Inc.       Com         00461P106     156       37,000 Sh        Defined        1          37,000
Advanced Magnetics, Inc.       Com         00753P103  14,883    1,452,033 Sh        Defined        1       1,452,033
Amylin Pharmaceuticals         Com         032346108     220       10,000 Sh        Defined        1          10,000
Applied Molecular Evolution    Com         03823E108  13,357    3,242,092 Sh        Defined        1       3,242,092
Arena Pharmaceuticals, Inc.    Com         040047102  51,082    7,658,412 Sh        Defined        1       7,658,412
Arqule, Inc.                   Com         04269E107  10,804    2,578,423 Sh        Defined        1       2,578,423
Array BioPharma, Inc.          Com         04269X105  12,990    4,150,035 Sh        Defined        1       4,150,035
Atherogenics, Inc.             Com         047439104  18,668    1,250,370 Sh        Defined        1       1,250,370
Autoimmune Inc.                Com         052776101   5,768    3,605,297 Sh        Defined        1       3,605,297
Avigen Inc.                    Com         053690103     104       28,000 Sh        Defined        1          28,000
Biocryst Pharmaceuticals Inc.  Com         09058V103   8,306    2,282,400 Sh        Defined        1       2,282,400
Cortech, Inc.                  Com New     22051J308   2,013      762,466 Sh        Defined        1         762,466
Corvas Int'l, Inc.             Com         221005101  14,755    5,464,729 Sh        Defined        1       5,464,729
Curagen Corporation            Com         23126R101   8,081    1,490,900 Sh        Defined        1       1,490,900
DOV Pharmaceutical, Inc.       Com         259858108     458       40,500 Sh        Defined        1          40,500
Encysive Pharmaceuticals Inc.  Com         29256X107   6,748    1,411,700 Sh        Defined        1       1,411,700
Epimmune Inc.                  Com         29425Y101     149      105,700 Sh        Defined        1         105,700
Flamel Technologies, S.A.      Sponsored   338488109     477       35,500 Sh        Defined        1          35,500
                               ADR
Genome Therapeutics Corp.      Com         372430108     408      159,900 Sh        Defined        1         159,900
Icos Corp.                     Com         449295104     704       19,100 Sh        Defined        1          19,100
Immunogen Inc.                 Com         45253H101     861      201,700 Sh        Defined        1         201,700
Insmed Inc.                    Com New     457669208   9,603    3,569,932 Sh        Defined        1       3,569,932
Intrabiotics Pharmaceuticals   Com         46116T506      96       24,074 Sh        Defined        1          24,074
Neurogen Corp.                 Com         64124E106   8,982    1,939,949 Sh        Defined        1       1,939,949
Palatin Technologies Inc.      Com New     696077304   6,739    2,112,677 Sh        Defined        1       2,112,677
Paradigm Genetics, Inc.        Com         69900R106     257      180,700 Sh        Defined        1         180,700
Pharmacyclics, Inc.            Com         716933106   4,559      961,900 Sh        Defined        1         961,900
QLT, Inc.                      Com         746927102   1,173       92,400 Sh        Defined        1          92,400
Repligen Corp.                 Com         759916109  11,348    2,229,463 Sh        Defined        1       2,229,463
Seattle Genetics, Inc.         Com         812578102   1,890      372,700 Sh        Defined        1         372,700
Titan Pharmaceuticals          Com         888314101   1,736      732,700 Sh        Defined        1         732,700
Zonagen Inc.                   Com         98975L108     768      468,400 Sh        Defined        1         468,400
CHIR-JUL32.5 PUT                           170040959   4,386      100,000      Put                 1         100,000
CUMULATIVE TOTAL                                     222,529